Supplement Dated May 1, 2019
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Lincoln Momentum VULONE 2007	Lincoln VULCV-III
Lincoln Momentum VULONE 2005	Lincoln VULCV-II/Flex Elite Series
Lincoln Momentum VULONE	Lincoln VULDB-II
Lincoln InReach VULONE 2014	Lincoln VULDB Elite Series

Lincoln Life Flexible Premium Variable Life Account R

Lincoln Momentum SVULONE	Lincoln SVULONE
Lincoln Momentum SVULONE 2007	Lincoln SVULONE 2007
Lincoln SVUL-III	Lincoln SVUL-II Elite Series

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln AssetEdge® VUL	Lincoln VULONE
Lincoln Momentum VULONE	Lincoln VULONE 2005
Lincoln Momentum VULONE 2005	Lincoln VULONE 2007
Lincoln VULCV-III	Lincoln VULONE 2010
Lincoln VULCV-IV	Lincoln VULCV-II/Flex Elite Series
Lincoln VULDB-II	Lincoln VULDB Elite Series
Lincoln VULDB-IV

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln PreservationEdge® SVUL	Lincoln SVULONE 2007
Lincoln SVUL-III	Lincoln SVULONE
Lincoln SVUL-IV	Lincoln SVUL-II
Lincoln SVUL Elite Series

This Supplement outlines changes to the investment options under your Policy. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Effective on or about May 11, 2019, the following funds will be available as new investment options under your Policy.

Northern Lights Variable Trust, advised by ValMark Advisers, Inc.
•	TOPS® Balanced ETF Portfolio (Class 2 Shares): Long-term capital growth, income is secondary objective; a fund of funds.
•	TOPS® Moderate Growth ETF Portfolio (Class 2 Shares): Long-term capital growth, income is secondary objective; a fund of funds.

Effective on or about May 24, 2019, the following reorganizations will take place.

Reorganizing Funds	Acquiring Funds
LVIP ClearBridge Large Cap Managed Volatility Fund	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund	LVIP Invesco Select Equity Income Managed Volatility Fund

For complete details relating to these changes, including the fees, investment strategies, and risks of the Funds, please refer to the Funds' prospectuses.

Please retain this Supplement for future reference.